PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Additions	$ 132,881,206	$ 80,877,788	$ 94,449,283
Right-of use additions	9,070,997	1,775,457	21,721,728
Disposals	(3,798,908)	(8,808,018)	(1,564,309)
Depreciation expense	(93,598,773)	(99,406,127)	(98,889,546)
Amortization	(8,386,063)	(7,851,901)	(8,254,568)
Increase (decrease) due to foreign currency translation differences	82,954,257	(82,841,308)	14,309,271
Other increase (decrease)	(8,320,134)	(888,209)	(9,823,964)
Total movements	110,802,582	(117,142,318)	11,947,895
Ending balance	716,379,127	605,576,545	722,718,863
Opening balance	605,576,545	722,718,863	710,770,968
Right-of-asset amortization			5,994,037
Depreciation (today amortization) of goods acquired under the finance lease method			2,260,531
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Additions	61,100,226	37,726,227	49,134,461
Disposals	(74,476)		(8,761)
Transfers between items of Property, plant and equipment	(39,845,790)	(23,336,382)	(48,358,902)
Right-of-use transfers			(25,991)
Increase (decrease) due to foreign currency translation differences	6,513,216	(3,086,288)	688,063
Other increase (decrease)	(5,606,665)	(4,400,055)	(186,959)
Total movements	22,086,511	6,903,502	1,241,911
Ending balance	56,280,594	34,194,083	27,290,581
Opening balance	34,194,083	27,290,581	26,048,670
Land
PROPERTY, PLANT AND EQUIPMENT
Transfers between items of Property, plant and equipment			2,268,316
Increase (decrease) due to foreign currency translation differences	6,964,382	(9,936,257)	1,529,526
Other increase (decrease)	(1)	61,229	(80,284)
Total movements	6,964,381	(9,875,028)	3,717,558
Ending balance	101,286,107	94,321,726	104,196,754
Opening balance	94,321,726	104,196,754	100,479,196
Constructions and buildings
PROPERTY, PLANT AND EQUIPMENT
Additions	3,708,881	1,520,363	749,800
Disposals	(276,312)	(164,113)	(5,902)
Transfers between items of Property, plant and equipment	4,370,826	2,177,344	430,971
Right-of-use transfers			(266,007)
Depreciation expense	(7,862,888)	(7,240,230)	(7,681,481)
Increase (decrease) due to foreign currency translation differences	21,941,520	(29,231,570)	4,685,319
Other increase (decrease)	544,220	1,881,309	(99,276)
Total movements	22,426,247	(31,056,897)	(2,186,576)
Ending balance	203,343,125	180,916,878	211,973,775
Opening balance	180,916,878	211,973,775	214,160,351
Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Additions	19,025,057	8,963,015	11,582,259
Disposals	(277,845)	(2,485,145)	(352,204)
Transfers between items of Property, plant and equipment	21,182,049	8,858,066	20,735,065
Right-of-use transfers			(13,788,120)
Depreciation expense	(32,058,439)	(33,465,104)	(37,572,910)
Increase (decrease) due to foreign currency translation differences	23,364,406	(19,859,576)	3,228,519
Other increase (decrease)	(7,373,876)	(1,574,277)	(5,883,370)
Total movements	23,861,352	(39,563,021)	(22,050,761)
Ending balance	169,651,555	145,790,203	185,353,224
Opening balance	145,790,203	185,353,224	207,403,985
IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Additions	1,428,080	809,348	675,974
Disposals	(3,896)	(2,426)	(977)
Transfers between items of Property, plant and equipment	751,603	1,151,754	1,019,048
Right-of-use transfers			(23,712)
Depreciation expense	(2,219,235)	(2,058,555)	(1,949,851)
Increase (decrease) due to foreign currency translation differences	658,167	(829,268)	83,757
Other increase (decrease)	120,191	805,609	12,885
Total movements	734,910	(123,538)	(182,876)
Ending balance	5,613,217	4,878,307	5,001,845
Opening balance	4,878,307	5,001,845	5,184,721
Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Additions	12,068	1,313	7,271
Disposals	(11)		(8,911)
Transfers between items of Property, plant and equipment	606,279	1,175,520	1,379,012
Depreciation expense	(3,700,948)	(2,803,621)	(2,977,512)
Increase (decrease) due to foreign currency translation differences	3,080,061	(628,317)	386,253
Other increase (decrease)	5,453,780	62,342	(1)
Total movements	5,451,229	(2,195,389)	(1,213,888)
Ending balance	23,099,121	17,647,892	19,843,281
Opening balance	17,647,892	19,843,281	21,057,169
Vehicles. net
PROPERTY, PLANT AND EQUIPMENT
Additions	171,420	1,323,740	(342,001)
Disposals	(9,573)	(22,823)	(52,095)
Transfers between items of Property, plant and equipment	4,771,885	906,624	7,650,847
Right-of-use transfers			(1,181,465)
Depreciation expense	(4,054,092)	(4,963,835)	(6,267,039)
Increase (decrease) due to foreign currency translation differences	2,264,353	(3,124,155)	464,563
Other increase (decrease)	(370,177)	330,086	(110,264)
Total movements	2,773,816	(5,550,363)	162,546
Ending balance	19,184,600	16,410,784	21,961,147
Opening balance	16,410,784	21,961,147	21,798,601
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Additions	8,738		1,309
Disposals			(155)
Transfers between items of Property, plant and equipment	88,345	50,356	65,250
Depreciation expense	(51,774)	(44,630)	(30,737)
Increase (decrease) due to foreign currency translation differences	8,840	(16,605)	2,177
Other increase (decrease)	(2)
Total movements	54,147	(10,879)	37,844
Ending balance	113,289	59,142	70,021
Opening balance	59,142	70,021	32,177
Other Property Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT
Additions	47,426,736	30,536,408	32,640,210
Disposals	(3,156,795)	(6,046,468)	(1,135,304)
Transfers between items of Property, plant and equipment	8,074,803	9,016,718	14,810,393
Right-of-use transfers			(2,520,405)
Depreciation expense	(43,651,397)	(48,830,152)	(42,410,016)
Increase (decrease) due to foreign currency translation differences	16,399,966	(11,400,730)	2,216,555
Other increase (decrease)	(960,022)	1,960,074	(3,423,128)
Total movements	24,133,291	(24,764,150)	178,305
Ending balance	114,153,544	90,020,253	114,784,403
Opening balance	90,020,253	114,784,403	114,606,098
Rights of use
PROPERTY, PLANT AND EQUIPMENT
Right-of use additions	9,070,997	1,775,457	21,721,728
Disposals		(87,043)
Right-of-use transfers			17,805,700
Amortization	(8,386,063)	(7,851,901)	(8,254,568)
Increase (decrease) due to foreign currency translation differences	1,759,346	(4,728,542)	1,024,539
Other increase (decrease)	(127,582)	(14,526)	(53,567)
Total movements	2,316,698	(10,906,555)	32,243,832
Ending balance	23,653,975	21,337,277	$ 32,243,832
Opening balance	$ 21,337,277	$ 32,243,832